Share-Based Payments (Summary Of Nonvested Stock Units Activity) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Share-Based Payment
Beginning balance - outstanding nonvested units	26
Granted - nonvested units (period)	11
Vested - nonvested units (period)	(12)
Forfeited - nonvested units (period)	(1)
Ending balance - outstanding nonvested units	24
Beginning balance - weighted average exercise price of outstanding nonvested units	$ 28.55
Weighted average exercise price - granted - nonvested units	$ 35.36
Weighted average exercise price - vested - nonvested units	$ 27.99
Weighted average exercise price - forfeited nonvested units	$ 31.10
Ending balance - weighted average exercise price of nonvested units	$ 31.93